Leases (Tables)	12 Months Ended
Jun. 30, 2026
Leases [Abstract]
Lease Amounts Recognised in Consolidated Statement of Financial Position
The Consolidated Statement of Financial Position includes the following amounts relating to leases:

	2026 $’000	2025 $’000
Right-of-use assets recognised in property, plant and equipment
Land and buildings
Cost	2,560	984
Accumulated depreciation and impairment	(1,740)	(647)
Net book value	820	337
Plant and equipment
Cost	8,965	4,746
Accumulated depreciation and impairment	(285)	(4,169)
Net book value	8,680	577
Total right-of-use assets	9,500	914
Lease liabilities
Land and buildings – current	310	271
Land and buildings – non-current	684	59
Plant and equipment – current	1,402	1,413
Plant and equipment – non-current	7,342	–
Total lease liabilities	9,738	1,743

Lease Amounts Recognised in Statement of Profit or Loss
The Consolidated Statement of Profit or Loss includes the following amounts relating to leases:

	2026 $’000	2025 $’000	2024 $’000
Depreciation of right-of-use assets	1,918	1,749	1,832
Impairment of right-of-use assets	–	586	–
Interest on lease liabilities	300	263	445

Lease Amounts Recognised in Statement of Cash Flows	The Consolidated Statement of Cash Flows includes the following amounts relating to leases:
	2026 $’000	2025 $’000	2024 $’000
Total cash outflow for leases	2,341	2,108	2,150